Financial Instruments - Carrying Amounts and Fair Value of Long-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Carrying amount	¥ 258,342	¥ 272,300
Long-term debt [member]
Disclosure of financial liabilities [line items]
Carrying amount	25,348	36,495
Fair value	¥ 25,294	¥ 35,780